Acquisitions and disposals - Summary of Cash Flows (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about business combination [line items]
Total net cash inflow/(outflow) from investing activities	£ (4,233)	£ (1,229)	£ (1,595)
Business acquisitions
Disclosure of detailed information about business combination [line items]
Cash consideration (paid)/received	(1,755)	(773)	(1,605)
Net deferred consideration paid	(15)	(57)	0
Transaction costs	(23)	(5)	(17)
Cash and cash equivalents acquired/(divested)	78	25	148
Total net cash inflow/(outflow) from investing activities	(1,715)	(810)	(1,474)
Business disposals
Disclosure of detailed information about business combination [line items]
Cash consideration (paid)/received	(24)	0	68
Net deferred consideration paid	(3)	(18)	(19)
Transaction costs	0	0	0
Cash and cash equivalents acquired/(divested)	0	0	0
Total net cash inflow/(outflow) from investing activities	£ (27)	£ (18)	£ 49